Other Receivables and Other Current Assets (Tables)	12 Months Ended
Oct. 31, 2024
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets

Other receivables and other current assets comprised of the following:

	October 31,	October 31,
	2024	2023
Other receivables	$511,508	1,275,000
Prepaid expense	51,164,128	-
Allowance for credit losses	(42,421,843)	-
Total	$9,253,793	1,275,000